UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

215-882-9983
Registrant’s telephone number, including area code

Date of fiscal year end: January 31, 2025

Date of reporting period: July 31, 2024

Item 1. Report to Stockholders.

(a)

StockSnips AI-Powered Sentiment US All Cap ETF Ticker: NEWZ Listed on: The Nasdaq Stock Market LLC	July 31, 2024 Semi-Annual Shareholder Report www.stocksnipsetfs.ai/etf/

This semi-annual shareholder report contains important information about the StockSnips AI-Powered Sentiment US All Cap ETF (the “Fund”) for the period of April 11, 2024 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.stocksnipsetfs.ai. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$20	0.65%

KEY FUND STATISTICS (as of Period End)
Net Assets	$12,613,026	Advisory Fees	$22,866
# of Portfolio Holdings	31	Fees Waived and/or Expenses Reimbursed	(3,049)
Portfolio Turnover Rate*	106%	Net Advisory Fees Paid	$19,817
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	30.4%
Financials	20.6%
Health Care	16.8%
Industrials	16.5%
Consumer Discretionary	12.5%
Consumer Staples	3.0%
Cash & Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Badger Meter, Inc.	4.1%
NetApp, Inc.	3.8%
Manhattan Associates, Inc.	3.7%
Brown & Brown, Inc.	3.7%
KKR & Co., Inc.	3.7%
Universal Health Services, Inc. - Class B	3.6%
TJX Cos., Inc.	3.6%
Trane Technologies PLC	3.6%
NMI Holdings, Inc.	3.6%
ServiceNow, Inc.	3.6%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.stocksnipsetfs.ai/etf. You can also request information by calling (215) 882-9983.

Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Semi-Annual Shareholder Report: July 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

(b) Not applicable
Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.
(a)

STOCKSNIPS AI-POWERED SENTIMENT US ALL CAP ETF
SCHEDULE OF INVESTMENTS
July 31, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Agricultural & Farm Machinery - 3.3%
Toro Co.	4,305	$412,118

Apparel Retail - 6.3%
Abercrombie & Fitch Co. - Class A (a)	2,316	341,563
TJX Cos., Inc.	4,042	456,827
		798,390

Application Software - 12.7%
Bentley Systems, Inc. - Class B	7,484	364,770
Manhattan Associates, Inc. (a)	1,839	469,644
Synopsys, Inc. (a)	649	362,350
Zoom Video Communications, Inc. - Class A (a)	6,699	404,619
		1,601,383

Asset Management & Custody Banks - 3.7%
KKR & Co., Inc.	3,753	463,308

Biotechnology - 3.2%
Neurocrine Biosciences, Inc. (a)	2,836	401,493

Building Products - 3.6%
Trane Technologies PLC	1,363	455,624

Commercial & Residential Mortgage Finance - 3.6%
NMI Holdings, Inc. (a)	11,436	450,007

Communications Equipment - 6.2%
Arista Networks, Inc. (a)	1,098	380,512
Motorola Solutions, Inc.	1,016	405,303
		785,815

Data Processing & Outsourced Services - 3.3%
Broadridge Financial Solutions, Inc.	1,976	422,864

Electronic Equipment & Instruments - 4.1%
Badger Meter, Inc.	2,538	523,234

The accompanying notes are an integral part of these financial statements.

1

STOCKSNIPS AI-POWERED SENTIMENT US ALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Environmental & Facilities Services - 3.0%
Waste Management, Inc.	1,880	$381,001

Food Distributors - 3.0%
Sysco Corp.	4,982	381,870

Health Care Distributors - 3.4%
Cencora, Inc.	1,779	423,188

Health Care Facilities - 7.1%
Encompass Health Corp.	4,661	433,193
Universal Health Services, Inc. - Class B	2,146	458,729
		891,922

Human Resource & Employment Services - 3.3%
Paychex, Inc.	3,248	415,809

Insurance Brokers - 3.7%
Brown & Brown, Inc.	4,673	464,636

Life Sciences Tools & Services - 3.1%
Medpace Holdings, Inc. (a)	1,015	388,258

Other Specialty Retail - 3.1%
Tractor Supply Co.	1,477	388,924

Property & Casualty Insurance - 3.3%
RLI Corp.	2,771	417,285

Restaurants - 3.1%
Restaurant Brands International, Inc.	5,651	395,513

Systems Software - 3.6%
ServiceNow, Inc. (a)	552	449,543

Technology Hardware, Storage & Peripherals - 3.8%
NetApp, Inc.	3,807	483,413

Transaction & Payment Processing Services - 6.3%
Visa, Inc. - Class A	1,455	386,550
WEX, Inc. (a)	2,219	407,075
		793,625
TOTAL COMMON STOCKS (Cost $11,965,605)		12,589,223

The accompanying notes are an integral part of these financial statements.

2

STOCKSNIPS AI-POWERED SENTIMENT US ALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 0.2%	Shares	Value
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.23% (b)	29,650	$29,650
TOTAL SHORT-TERM INVESTMENTS (Cost $29,650)		29,650

TOTAL INVESTMENTS - 100.0% (Cost $11,995,255)		$12,618,873
Liabilities in Excess of Other Assets - (0.0)% (c)		(5,847)
TOTAL NET ASSETS - 100.0%		$12,613,026

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.

The accompanying notes are an integral part of these financial statements.

3

STOCKSNIPS AI-POWERED SENTIMENT US ALL CAP ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2024 (Unaudited)

Assets:
Investments in securities, at value (See Note 2)	$12,618,873
Dividends and interest receivable	903
Total assets	12,619,776

Liabilities:
Accrued investment advisory fees, net (See Note 4)	6,750
Total liabilities	6,750
Net Assets	$12,613,026

Net Assets Consist of:
Paid-in capital	$11,891,186
Total distributable earnings (accumulated deficit)	721,840
Net Assets:	$12,613,026

Calculation of Net Asset Value Per Share:
Net Assets	$12,613,026
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	470,000
Net Asset Value per Share	$26.84

Cost of Investments in Securities	$11,995,255

The accompanying notes are an integral part of these financial statements.

STOCKSNIPS AI-POWERED SENTIMENT US ALL CAP ETF

STATEMENT OF OPERATIONS
For the Period Ended July 31, 2024 (Unaudited)(1)

Investment Income:
Dividend income (net of foreign withholding tax of $1,193)	$34,395
Interest income	588
Total investment income	34,983

Expenses:
Investment advisory fees (See Note 4)	22,866
Less: Reimbursement of expenses from Advisor (See Note 4)	(3,049)
Net expenses	19,817

Net Investment Income (Loss)	15,166

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	100,629
100,629
Net change in unrealized appreciation (depreciation) on:
Investments	623,618
623,618
Net realized and unrealized gain (loss) on investments:	724,247
Net Increase (Decrease) in Net Assets Resulting from Operations	$739,413

(1) The Fund commenced operations on April 11, 2024.

The accompanying notes are an integral part of these financial statements.

STOCKSNIPS AI-POWERED SENTIMENT US ALL CAP ETF

STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended July 31, 2024 (Unaudited)(1)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$15,166
Net realized gain (loss) on investments	100,629
Net change in unrealized appreciation (depreciation) on investments	623,618
Net increase (decrease) in net assets resulting from operations	739,413

Distributions to Shareholders:
Distributable earnings	(17,573)
Total distributions to shareholders	(17,573)

Capital Share Transactions:
Proceeds from shares sold	19,625,295
Payments for shares redeemed	(7,734,109)
Net increase (decrease) in net assets derived from net change in capital share transactions	11,891,186
Net Increase (Decrease) in Net Assets	12,613,026

Net Assets:
Beginning of period	—
End of period	$12,613,026

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—
Shares sold	770,000
Shares repurchased	(300,000)
Shares outstanding, end of period	470,000

(1) The Fund commenced operations on April 11, 2024.
The accompanying notes are an integral part of these financial statements.

STOCKSNIPS AI-POWERED SENTIMENT US ALL CAP ETF
FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses(3)(4)	Gross Expenses(3)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(5)
For the Period April 11, 2024(6) to July 31, 2024 (Unaudited)	$24.98	0.04	1.86	1.90	(0.04)	(0.04)	$26.84	7.59%	$12,613	0.65%	0.75%	0.50%	106%

(1) Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3) For periods of less than one year, these ratios are annualized.
(4) Net expenses include effects of any reimbursement or recoupment.
(5) Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes the impact of in-kind transactions.
(6) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

STOCKSNIPS AI-POWERED SENTIMENT US ALL CAP ETF

NOTES TO THE FINANCIAL STATEMENTS
July 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

StockSnips AI-Powered Sentiment US All Cap ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on April 11, 2024. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek long-term capital appreciation.

Shares of the Fund are listed and traded on the The Nasdaq Stock Market LLC. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable

STOCKSNIPS AI-POWERED SENTIMENT US ALL CAP ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024 (Unaudited)

market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of July 31, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of July 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$12,589,223	$—	$—	$12,589,223
Money Market Funds	29,650	—	—	29,650
Total Investments in Securities	$12,618,873	$—	$—	$12,618,873

Refer to the Schedule of Investments for additional information.
During the fiscal period ended July 31, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S.

STOCKSNIPS AI-POWERED SENTIMENT US ALL CAP ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024 (Unaudited)

dollar amounts on the respective dates of such transactions.The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended July 31, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended July 31, 2024, the Fund did not have liabilities for any unrecognized tax benefits. The Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended July 31, 2024, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in“Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of and taxes on unrealized gains.

D.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the

STOCKSNIPS AI-POWERED SENTIMENT US ALL CAP ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024 (Unaudited)

days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The Fund commenced operations on April 11, 2024; therefore, no reclassifications have been made yet.

NOTE 3 – RISKS

Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Artificial Intelligence Model Risk. The Fund’s investment strategies rely heavily upon AI to derive sentiment signals which guide investment decisions. While the Sub-Adviser employs natural language processing and algorithms designed to optimize the accuracy and reliability of these signals, it cannot always guarantee their precision or correctness. The performance of the Sub-Adviser’s algorithms is intrinsically linked to the validity of the AI-derived sentiment signals, and any inaccuracies or errors in these signals, or the data used to derive these signals, may adversely affect the performance of the Fund. Investors should be aware that all investment strategies carry inherent risks, and the use of AI to inform investment decisions introduces an additional layer of complexity and potential uncertainty.

The Sub-Adviser’s algorithms do not analyze broad market conditions, macroeconomic events or potential black swan events, unless they have specific reference to specific US equities within the article. Additionally, the News Sources that are analyzed by the algorithms may be biased with respect to the companies that are included in the news snippets, including the nature of the news stories that are presented. Some companies may be over or underrepresented based on the subjective judgments of the news organizations. These limitations may reduce the ability of the algorithms to effectively analyze investor sentiment and sentiment momentum, which can cause the signals to diverge from actual investor sentiment. Moreover, high positive sentiment signals may not correlate with positive change in the value of a company’s stock and low positive or negative sentiment signals may not correlate with negative change in the value of a company’s stock. Additionally, News Sources are susceptible to the following risks which may disrupt the Sub-Adviser’s ability to receive meaningful information from such sources: permanent cessation of operations, disruption in service caused by hardware or software failure, interruptions or delays in service by third-party data center hosting facilities and maintenance providers, and evolving internet regulation and other regulations that may limit or otherwise affect the operations of news companies.

The Sub-Adviser is committed to conducting ongoing reviews and validations of its AI processes and algorithms to strive for the highest possible accuracy in the sentiment signals. However, due to the unpredictable and dynamic nature of financial markets, as well as the limitations inherent in any AI-based system, there is no guarantee regarding the accuracy or reliability of the AI-derived sentiment signals.

Machine Learning Risk. The Fund relies on a “machine learning” classification process as well as data and information supplied by third party news sources, some of which are public and some of which are subscription based. To the extent the machine learning process does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented, and the Fund may lose value. If the News Sources are incorrect, incomplete or unreliable, any decisions made

STOCKSNIPS AI-POWERED SENTIMENT US ALL CAP ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024 (Unaudited)

in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the information not contained such flaws.

Natural Language Processing Risk. The Sub-Adviser’s strategy utilizes sentiment signals that are derived using an automated natural language processing system to rank and select equities. This is different than traditional classification systems that use fundamental factors like growth, value, size, and profitability. This may result in equities that may not otherwise be included in traditional portfolio construction methods and may lead to a decline in the Fund’s value.

Monthly Rebalance Risk. Because the Sub-Adviser rebalances and reconstitutes the Fund on a monthly basis based on news data that is analyzed in connection with such rebalance (a “Rebalance”), (i) the Fund’s exposures may be affected by the news environment at or around the time of a Rebalance, and (ii) changes to the Fund’s exposures may lag investor sentiment and investor sentiment momentum direction (up or down) by as long as a month if such changes first take effect at or around the time of a Rebalance. Such lags between the implementation of the Sub-Adviser's signals may result in significant underperformance relative to the broader US market.

Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involve greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Small-Capitalization Companies Risk. Investing in securities of small-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Small-capitalization companies often have less predictable earnings, more limited product lines, markets, distribution channels and financial resources, and the management of such companies may be dependent upon one or few people. Price movements of small-capitalization companies may be more volatile than mid-capitalization and large-capitalization companies.

Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

American Depositary Receipts Risk. The Fund’s investments may include American Depositary Receipts (ADRs). ADRs are generally subject to the risks of investing directly in foreign securities and, in some cases, there may be less information available about the underlying issuers than would be the case with a direct investment in the foreign issuer. ADRs represent shares of foreign-based corporations. Investment in ADRs may be more or less liquid than the underlying shares in their primary trading market.

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

STOCKSNIPS AI-POWERED SENTIMENT US ALL CAP ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024 (Unaudited)

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The Adviser is entitled to receive an advisory fee based the Fund’s average daily net assets for the services and facilities it provides payable at the annual rate of 0.75%. The Fund’s investment adviser has contractually agreed to waive receipt of its management fees and/or assume expenses of the Fund so that the total annual operating expenses of the Fund (excluding payments under the Fund’s Rule 12b-1 distribution and service plan (if any), acquired fund fees and expenses, brokerage expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses) do not exceed 0.65% of the Fund’s average daily net assets. This agreement will remain in place until April 30, 2025 unless terminated sooner by the Fund’s Board of Trustees. The Adviser waived $3,049, or 0.10% of its advisory fee.

StockSnips, Inc. (the “Sub-Adviser”), serves as a discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible to select the Fund’s investments in accordance with the Fund’s investment objectives, policies and restrictions.

At a Board meeting held on March 8-9, 2024, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory and Sub-Advisory Agreements. Per the Advisory Agreement, the Fund pays an annual rate of 0.75% to the Adviser monthly based on average daily net assets.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund.

STOCKSNIPS AI-POWERED SENTIMENT US ALL CAP ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024 (Unaudited)

The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the fiscal period, the Fund had not loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent. As of the end of the fiscal period, the Fund did not have any securities on loan.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) would have been reflected in the Fund’s Statement of Operations. As of the end of the fiscal period, there was no net securities lending income earned on collateral investments.

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended July 31, 2024, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$15,685,317	$9,317,393

For the fiscal period ended July 31, 2024, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$13,623,618	$7,699,104

For the fiscal period ended July 31, 2024, short-term and long-term gains on in-kind transactions were as follows:

Short-Term	Long-Term
$456,380	$—

There were no purchases or sales of U.S. Government securities during the fiscal period.

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal period ended July 31, 2024, was as follows:

Ordinary Income (1)
$17,573
(1) The Fund commenced operations on April 11, 2024.

STOCKSNIPS AI-POWERED SENTIMENT US ALL CAP ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024 (Unaudited)

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no other transactions that occurred during the period subsequent to July 31, 2024, that materially impacted the amounts or disclosures in the Fund’s financial statements other than the below:

Effective September 16, 2024, Michael D. Barolsky is President (principal executive officer) of the Trust.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 4 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on March 8-9, 2024 to consider the approval of Advisory Agreement between the Trust, on behalf of the StockSnips AI-Powered Sentiment US All Cap ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), as well as to consider the approval of the Sub-Advisory Agreement between the Adviser and StockSnips, Inc. (“StockSnips” or the “Sub-Adviser”), each for an initial two-year term. In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement and Sub-Advisory Agreement. In connection with considering approval of both the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve both the Advisory Agreement and Sub-Advisory Agreement, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including among other things information about their respective personnel, operations, financial condition, and compliance and risk management. The Board also reviewed the proposed Advisory Agreement and Sub-Advisory Agreement. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser to the Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and StockSnips’ personnel, the experience of the portfolio manager in managing assets and the adequacy of each of the Adviser’s and StockSnips’ resources to perform the services provided under the Advisory Agreement and Sub-Advisory Agreement. The Board also considered the Sub-Adviser’s use of artificial intelligence (AI) and natural language processing as part of its investment process, noting the portfolio manager’s experience in actively overseeing the development and deployment of AI-powered investment strategies. They also evaluated the Sub-Adviser’s efforts to develop a robust testing program for its AI-powered investment models and the various data and system related costs for maintaining such models. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis StockSnips.
Performance. Performance information was not available for the Fund as it had not yet commenced investment operations. The Board considered the performance from a hypothetical model portfolio managed by the Sub-Adviser, noting that it demonstrated the Sub-Adviser’s experience managing AI-driven model portfolios in a strategy similar to the Fund’s.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services expected to be provided by the Adviser and StockSnips, respectively. With respect to the advisory fees and expense ratio for the Fund, the Board also considered the fees and expense ratio versus the fees and expenses charged to other ETFs and mutual funds. The Board noted that the Fund has a fee waiver arrangement in place through at least April 30, 2025 that will cap the Fund’s annual fund operating expenses at 0.65%. They acknowledged the benefit this provides to shareholders but noted that their overall fee consideration will be based on the Fund’s total expense ratio without the fee waiver. The Board also considered the allocation of fees between the Adviser and StockSnips.
The Board compared the Fund’s gross total expense ratio, net total expense ratio, and management fee against the average gross total expense ratio, average net total expense ratio, and average management fee for ETFs and mutual funds in the Fund’s peer group. The Fund’s gross total expense ratio (0.75%) was higher than the average for ETFs (0.71%) and was lower than the average for mutual funds (1.09%); the Fund’s net total expense ratio (0.65%) was lower than the average for both ETFs (0.66%) and mutual funds (1.00%); and the Fund’s management fee (0.75%) was higher than the average for both ETFs (0.63%) and mutual funds (0.60%). The Board considered that the Fund’s fee arrangement in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only. They stated that such a comparison demonstrates the Fund’s overall cost structure is within the range of expense ratios of its respective ETF and mutual fund peers.
The Board considered, among other information, the data provided in a third-party report comparing the Fund’s proposed fees to those of other funds that the third-party deemed to be comparable to the Fund. Fee information was provided in quartiles, ranging from quartile one (the least expensive) to quartile four (the most expensive). This data included a comparison of the Fund’s anticipated expense ratio against both ETFs and mutual funds. The Fund’s total expense ratio (for both gross and net) and management fee were in the following quartiles:

Fund	Total Expense Ratio		Net Expense Ratio		Management Fee Only
	ETFs	Mutual Funds	ETFs	Mutual Funds	ETFs	Mutual Funds
NEWZ	Quartile 2	Quartile 2	Quartile 2	Quartile 2	Quartile 3	Quartile 3
With respect to the sub-advisory fee, the Board noted that it was payable solely out of the unitary management fee payable to the Adviser. The Board considered the representations from the Adviser and the Sub-Adviser that neither firm manages any other accounts that follow a similar strategy as the Fund. The Board was agreeable to the fee levels.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and StockSnips in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Adviser with respect to the Fund and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. They also discussed the costs associated with the Sub-Adviser’s development and ongoing testing of its AI-driven investment strategies. The Board also considered other expenses of the Fund that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program (if applicable), litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as StockSnips, who serves as the sponsor of the Fund. The Board also considered the Fund’s projected asset totals over the first year of operations, noting that based on the projected asset totals the Adviser and Sub-Adviser will not be profitable as it relates to their respective advisory fee arrangements. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Fund. They also considered the Sub-Adviser’s ongoing efforts to raise additional capital for the firm.
Other Benefits. The Board further considered the extent to which the Adviser or StockSnips might derive ancillary benefits from the Fund’s operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Fund and other series in the Trust.

Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that the Fund is new.
Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement and Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Michael D. Barolsky
Michael D. Barolsky, President (principal executive officer)

Date:	October 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael D. Barolsky
Michael D. Barolsky, President (principal executive officer)

Date:	October 7, 2024

By (Signature and Title)	/s/ Sean Hegarty
Sean Hegarty, Treasurer (principal financial officer)

Date:	October 7, 2024